Credit Risk - Summary of Commercial Real Estate by Credit Performance (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of performance obligations [line items]
IBNO provision flexible limit range	100.00%
Commercial Banking Segment [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 7,886	£ 8,678
Retail Banking Segment [member]
Disclosure of performance obligations [line items]
Consumer loans	£ 257	£ 365